Dreyfus
Premier
Value Fund


Seeks capital growth by investing in value stocks


PROSPECTUS March 1, 2001


As revised, August 20, 2001




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

                                                      Dreyfus Premier Value Fund
                                               ---------------------------------
                                                  Ticker Symbols: CLASS A: DRSIX
                                                                  CLASS B: DSTBX
                                                                  CLASS C: DPVCX
                                                                  CLASS R: DPVRX
                                                                    CLASS T: N/A

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  3

Management                                                                4

Financial Highlights                                                      5

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          8

Distributions and Taxes                                                  11

Services for Fund Investors                                              12

Instructions for Regular Accounts                                        13

Instructions for IRAs                                                    14

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH


The fund seeks capital growth. To pursue this goal, it invests primarily in stocks of larger, more-established companies that the fund's manager believes are "undervalued," but the fund can invest in companies of any size. The fund's stock investments may include common stocks, preferred stocks and convertible securities of both U.S. and foreign issuers, including those purchased in initial public offerings. The fund expects to invest mainly in the stocks of U.S. issuers, but may invest up to 30% of its assets in foreign stocks.


In choosing stocks, the portfolio manager looks for value companies that provide opportunities for capital growth. The manager uses proprietary computer models to identify stocks that appear favorably priced and that may benefit from the current market and economic environment. The manager then reviews these stocks for factors that could signal a rise in price, such as:

*   new products or markets

*   opportunities for greater market share

*   more effective management

*   positive changes in corporate structure or

    market perception

*   potential for improved earnings

The fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the manager's expectations.

The fund also may invest in bonds that offer opportunities for capital growth. These bonds may be investment grade or below investment grade in quality, but in any case must be, at the time of purchase, rated no lower than CCC/Caa or be the unrated equivalent as determined by Dreyfus.



Concepts to understand

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of your investment in the fund will go up and down, which means that you could lose money.

Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already underpriced. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks, or a mix of growth and value stocks).

Investments in midsize companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies.

At times, the fund may maintain relatively large positions in certain stocks, and own fewer total stocks than other value funds. In times of market volatility, this could make the fund's share price more volatile than other value funds.

Foreign securities involve special risks such as changes in currency exchange rates, lack of comprehensive company information, political instability, and less liquidity.


The fund may purchase securities of companies in initial public offerings
(IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.


Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

The fund is non-diversified, which means that a relatively high percentage of the fund's assets may be invested in a limited number of issuers. Therefore, its performance may be more vulnerable to changes in the market value of a single issuer or a group of issuers.



Other potential risks


The fund, at times, may invest in derivatives, such as options and futures contracts. The fund also may invest in foreign currencies and sell short, which involves selling a security it does not own in anticipation that the security's price will go down. While used primarily to hedge the fund's portfolio and manage exposure to certain markets, such strategies can increase the fund's volatility and lower its returns. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the fund's performance.


At times, the fund may engage in short-term trading, which could produce higher brokerage costs and taxable distributions. The fund can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the fund's gains or losses.

                                                                The Fund       1




PAST PERFORMANCE

The bar chart and table on the right show some of the risks of investing in the fund. The bar chart shows the changes in the fund's Class A performance from year to year. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The table compares the fund's Class A, B, C and R average annual total return to that of the Russell 1000 Value Index, a broad-based index measuring the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Of course, past performance is no guarantee of future results. Since Class T shares have less than one calendar year of performance, past performance information for that class is not included in this section of the prospectus. Performance for each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses.

Year-by-year total return AS OF 12/31 EACH YEAR (%)

CLASS A SHARES



4.31    -5.23   16.71   -11.36  23.70   18.09   16.37   11.07   7.57    5.37
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q4 '98                       +16.65%

WORST QUARTER:                   Q3 '98                       -12.05%
--------------------------------------------------------------------------------


Average annual total return AS OF 12/31/00

                                                                                                                        Since
                           Inception date                1 Year              5 Years             10 Years             inception
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                       (10/16/86)                  -0.70%               10.27%               10.82%              --

CLASS B                        (1/15/93)                   0.72%               10.48%                 --                9.50%

CLASS C                        (9/1/95)                    3.58%               10.77%                 --                11.44%

CLASS R                        (9/1/95)                    5.57%               11.44%                 --                12.15%

RUSSELL 1000
VALUE INDEX                                               7.01%                16.91%              17.37%               17.96%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 8/31/95 IS USED AS THE
  BEGINNING VALUE.



What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

2






EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.


Fee table

                                                            CLASS A        CLASS B         CLASS C        CLASS R        CLASS T
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                      5.75            NONE           NONE           NONE           4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS           NONE*           4.00           1.00           NONE           NONE*
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                                .75             .75            .75            .75            .75

Rule 12b-1 fee                                                NONE             .75            .75           NONE            .25

Shareholder services fee                                       .25             .25            .25           NONE            .25

Other expenses                                                 .20             .24            .28            .62            .49
------------------------------------------------------------------------------------------------------------------------------------

TOTAL                                                         1.20            1.99           2.03           1.37           1.74

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN INVESTMENT OF $1
MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF REDEEMED WITHIN ONE YEAR.

Expense example

                                               1 Year               3 Years             5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                                        $690                $934                 $1,197               $1,946

CLASS B
WITH REDEMPTION                                $602                $924                 $1,273               $1,925**

WITHOUT REDEMPTION                             $202                $624                 $1,073               $1,925**

CLASS C
WITH REDEMPTION                                $306                $637                 $1,093               $2,358
WITHOUT REDEMPTION                             $206                $637                 $1,093               $2,358

CLASS R                                        $139                $434                 $750                 $1,646

CLASS T                                        $619                $973                 $1,351               $2,409

** ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING
   THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only.



Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of its operation.

RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale and distribution of Class B, Class C and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for providing shareholder services.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

                                                                The Fund       3







MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $164 billion in over 190 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.75% of the fund's average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $585 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.


Douglas A. Ramos, CFA, is the fund's primary portfolio manager, a position he has held since July 2001. Mr. Ramos has served as portfolio manager for various Dreyfus funds since joining Dreyfus in July 1997 after more than five years at Loomis, Sayles & Company, L.P., where he most recently served as a senior partner and investment counselor.


The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

4





FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.


                                                                                            YEAR ENDED OCTOBER 31,
 CLASS A                                                                         2000       1999      1998       1997      1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                             22.00      21.07     24.30      22.42     21.59

 Investment operations:  Investment income -- net                                .10(1)     .11(1)       .13        .12       .22

                         Net realized and unrealized gain (loss) on investments    1.74       2.50       .23       5.40      3.01

 Total from investment operations                                                  1.84       2.61       .36       5.52      3.23

 Distributions:          Dividends from investment income -- net                  (.11)      (.11)     (.11)      (.20)     (.31)

                         Dividends from net realized gain on investments         (1.88)     (1.57)    (3.48)     (3.44)    (2.09)

 Total distributions                                                             (1.99)     (1.68)    (3.59)     (3.64)    (2.40)

 Net asset value, end of period                                                   21.85      22.00     21.07      24.30     22.42

 Total return (%)(2)                                                               9.00      13.24      1.53      27.43     15.95
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                       1.20       1.18      1.19       1.18      1.19

 Ratio of net investment income to average net assets (%)                           .50        .51       .54        .51       .94

 Portfolio turnover rate (%)                                                     150.24     141.85    159.30     123.53    147.64
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                          164,534    171,526   178,593    206,333   207,388

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  EXCLUSIVE OF SALES CHARGE.

                                                                                             YEAR ENDED OCTOBER 31,

 CLASS B                                                                         2000       1999      1998       1997      1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                             21.21      20.41     23.70      21.92     21.17

 Investment operations:  Investment income (loss) -- net                       (.04)(1)   (.05)(1)     (.04)      (.04)       .04

                         Net realized and unrealized gain (loss) on investments    1.64       2.42       .23       5.29      2.96

 Total from investment operations                                                  1.60       2.37       .19       5.25      3.00

 Distributions:          Dividends from investment income -- net                     --         --        --      (.03)     (.16)

                         Dividends from net realized gain on investments         (1.88)     (1.57)    (3.48)     (3.44)    (2.09)

 Total distributions                                                             (1.88)     (1.57)    (3.48)     (3.47)    (2.25)

 Net asset value, end of period                                                   20.93      21.21     20.41      23.70     21.92

 Total return (%)(2)                                                               8.12      12.38       .75      26.55     15.05
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                       1.99       1.94      1.95       1.93      1.94

 Ratio of net investment income (loss) to average net assets (%)                  (.23)      (.25)     (.22)      (.27)       .19

 Portfolio turnover rate (%)                                                     150.24     141.85    159.30     123.53    147.64
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                           11,936     26,897    47,512     52,847    44,152

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  EXCLUSIVE OF SALES CHARGE.


                                                                The Fund       5





FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                             YEAR ENDED OCTOBER 31,
 CLASS C                                                                         2000       1999       1998      1997       1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                           21.06      20.28      23.67     21.90      21.16

 Investment operations:  Investment income (loss) -- net                     (.11)(1)   (.06)(1)      (.05)  (.14)(1)        .06

                         Net realized and unrealized gain (loss) on investments  1.68       2.41        .20      5.35       3.05

 Total from investment operations                                                1.57       2.35        .15      5.21       3.11

 Distributions:          Dividends from investment income -- net                   --         --      (.06)        --      (.28)

                         Dividends from net realized gain on investments       (1.88)     (1.57)     (3.48)    (3.44)     (2.09)

 Total distributions                                                           (1.88)     (1.57)     (3.54)    (3.44)     (2.37)

 Net asset value, end of period                                                 20.75      21.06      20.28     23.67      21.90

 Total return (%)(2)                                                             8.02      12.25        .65     26.38      15.74
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                     2.03       1.96       2.08      2.00       1.94

 Ratio of net investment income (loss) to average net assets (%)                (.59)      (.29)      (.35)     (.56)      (.51)

 Portfolio turnover rate (%)                                                   150.24     141.85     159.30    123.53     147.64
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                            714        712        652       594          6

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(2)  EXCLUSIVE OF SALES CHARGE.

                                                                                              YEAR ENDED OCTOBER 31,
 CLASS R                                                                         2000       1999       1998      1997       1996
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                           21.70      20.87     24.30      22.42      21.60

 Investment operations:  Investment income -- net                               .05(1)    .06(1)       .21        .19        .40

                         Net realized and unrealized gain (loss) on investments  1.75       2.47     (.01)       5.38       2.87

 Total from investment operations                                                1.80       2.53       .20       5.57       3.27

 Distributions:          Dividends from investment income -- net                (.07)      (.13)     (.15)      (.25)      (.36)

                         Dividends from net realized gain on investments       (1.88)     (1.57)    (3.48)     (3.44)     (2.09)

 Total distributions                                                           (1.95)     (1.70)    (3.63)     (3.69)     (2.45)

 Net asset value, end of period                                                 21.55      21.70     20.87      24.30      22.42

 Total return (%)                                                                8.97      12.99       .77      27.74      16.17
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                     1.37       1.40      1.00        .94        .97

 Ratio of net investment income (loss) to average net assets (%)                  .26        .29       .51        .71       1.07

 Portfolio turnover rate (%)                                                   150.24     141.85    159.30     123.53     147.64
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                              6          8         6          5          4

(1)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

6




                                                               PERIOD ENDED
                                                                OCTOBER 31,
CLASS T                                                            2000(1)
--------------------------------------------------------------------------------

PER-SHARE DATA ($)

Net asset value, beginning of period                                 19.15

Investment operations:  Investment income (loss) -- net               (.02)(2)

       Net realized and unrealized gain (loss) on investments         2.64

 Total from investment operations                                     2.62

 Net asset value, end of period                                      21.77

 Total return (%)(3)                                               13.68(4)
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                         1.17(4)

Ratio of net investment income (loss) to average net assets (%)    (.09)(4)

Portfolio turnover rate (%)                                       150.24(4)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                    1

(1)  FROM MARCH 1, 2000 (COMMENCEMENT OF INITIAL OFFERING) TO OCTOBER 31, 2000.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.

(4)  NOT ANNUALIZED.

                                                                The Fund       7




Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC).

* CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon

* CLASS B shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon

* CLASS C shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon

* CLASS R shares are designed for eligible institu- tions on behalf of their clients (individuals may not purchase these shares directly)

* CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and have a shorter-term investment horizon. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund you should consider buying Class A shares.

Your financial representative can help you choose the share class that is appropriate for you.



Reduced Class A and Class T sales charge

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period at the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund, any other Dreyfus Premier fund, or any fund advised by Founders Asset Management LLC (Founders), an affiliate of Dreyfus, sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

8





Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see if this may apply to you. Shareholders owning Class A shares on November 30, 1996, are eligible for lower sales loads.
--------------------------------------------------------------------------------


Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                    Sales charge                              Sales charge
                                                    deducted as a %                           as a % of your
Your investment                                     of offering price                         net investment
------------------------------------------------------------------------------------------------------------------------------------
                                                    Class                Class                Class                Class
                                                    A                    T                    A                    T
------------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                       5.75%                4.50%                6.10%                4.70%

$50,000 -- $99,999                                  4.50%                4.00%                4.70%                4.20%

$100,000 -- $249,999                                3.50%                3.00%                3.60%                3.10%

$250,000 -- $499,999                                2.50%                2.00%                2.60%                2.00%

$500,000 -- $999,999                                2.00%                1.50%                2.00%                1.50%

$1 million or more*                                 0.00%                0.00%                0.00%                0.00%

*    A 1.00% CDSC may be charged on any shares sold within one year of purchase
     (except shares bought through dividend reinvestment).

Class T shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.

--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                CDSC as a % of your initial
Years since purchase            investment or your redemption
was made                        (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                   4.00%

2 -- 4 years                    3.00%

4 -- 5 years                    2.00%

5 -- 6 years                    1.00%

More than 6 years               Shares will automatically
                                convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.



Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

                                                         Your Investment       9





ACCOUNT POLICIES (CONTINUED)

Selling shares

YOU MAY SELL (REDEEM) SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult the SAI for details.

BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

* the fund will not process wire, telephone or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares


General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*    change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).



Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*    requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.



Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

10




DISTRIBUTIONS AND TAXES

THE FUND USUALLY PAYS ITS SHAREHOLDERS dividends from its net investment income, and distributes any net capital gains it has realized, once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE to most investors (unless your investment is in an IRA or other tax-advantaged account). High portfolio turnover and more volatile markets can result in higher taxable distributions to shareholders, regardless of whether their shares increased in value. The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:

--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for
distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 8%/10%                18%/20%

Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.



Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax-deferred accounts are taxable when received.

The table at left also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 28% and above tax bracket, purchased after December 31, 2000.

                                                        Your Investment       11






SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.

--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                               (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges from
EXCHANGE PRIVILEGE              the fund into another Dreyfus fund
                                or certain Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.


Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You also can exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

12





INSTRUCTIONS FOR REGULAR ACCOUNTS

TO OPEN AN ACCOUNT

         In Writing

Complete the application.


Mail your application and a check to:
Name of Fund
P.O. Box 9268, Boston, MA 02205-8502
Attn: Institutional Processing




          By Telephone

WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:
* ABA# 021000018
* DDA# 8900119365
* the fund name
* the share class
* your Social Security or tax ID number
* name(s) of investor(s)
* dealer number if applicable

Call us to obtain an account number.
Return your application with the account number on the application.



           Automatically

WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.








TO ADD TO AN ACCOUNT

Fill out an investment slip, and write
your account number on your check.


Mail the slip and the check to:
Name of Fund
P.O. Box 9268, Boston, MA 02205-8502
Attn: Institutional Processing



WIRE  Have your bank send your
investment to The Bank of New York,
with these instructions:
* ABA# 021000018
* DDA# 8900119365
* the fund name
* the share class
* your account number
* name(s) of investor(s)
* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but
insert "1111" before your account number.

DREYFUS TELETRANSFER  Request Dreyfus
TeleTransfer on your application. Call us to request your transaction.


ALL SERVICES  Call us or your financial
representative to request a form to add
any automatic investing service (see
"Services for Fund Investors"). Complete and return the form along with any other required materials.





TO SELL SHARES

Write a letter of instruction that includes:
* your name(s) and signature(s)
* your account number
* the fund name
* the dollar amount you want to sell
* how and where to send the proceeds

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds
P.O. Box 9268, Boston, MA 02205-8502
Attn: Institutional Processing




WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.



AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.



To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.




Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

                                                        Your Investment       13









INSTRUCTIONS FOR IRAS

TO OPEN AN ACCOUNT

         In Writing

Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.


Mail your application and a check to:
The Dreyfus Trust Company, Custodian
P.O. Box 9552, Boston, MA 02205-8568
Attn: Institutional Processing




           By Telephone
             _______


            Automatically
             ______





TO ADD TO AN ACCOUNT

Fill out an investment slip, and write
your account number on your check.
Indicate the year the contribution is for.


Mail the slip and the check to:
The Dreyfus Trust Company, Custodian
P.O. Box 9552, Boston, MA 02205-8568
Attn: Institutional Processing



WIRE Have your bank send your investment to The Bank of New York, with these instructions:
* ABA# 021000018
* DDA# 8900119365
* the fund name
* the share class * your account number
* name of investor
* the contribution year
* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but
insert "1111" before your account number.



ALL SERVICES  Call us or your financial
representative to request a form to add
any automatic investing service (see
"Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.






TO SELL SHARES

Write a letter of instruction that includes:
* your name and signature
* your account number and fund name
* the dollar amount you want to sell
* how and where to send the proceeds
* whether the distribution is qualified or premature
* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other
documentation, if required (see "Account
Policies -- Selling Shares").


Mail your request to:
The Dreyfus Trust Company
P.O. Box 9552, Boston, MA 02205-8568
Attn: Institutional Processing



               ______




SYSTEMATIC WITHDRAWAL PLAN  Call us to
request instructions to establish the plan.




For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

14










[Application page 1]


[Application page 2]




NOTES






                     For More Information


                                                      Dreyfus Premier Value Fund
                                  A series of Dreyfus Premier Value Equity Funds
                                          --------------------------------------
                                                      SEC file number:  811-4688


More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).



To obtain information:

BY TELEPHONE
Call your financial representative or 1-800-554-4611

BY MAIL  Write to:
The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2001 Dreyfus Service Corporation
037P0801




Dreyfus Premier International Value Fund


Seeks capital growth by investing in value stocks of foreign companies


PROSPECTUS March 1, 2001


As revised, August 20, 2001




As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The Fund

Dreyfus Premier International Value Fund
----------------------------------

                                       Ticker Symbols:  NOT YET AVAILABLE

Contents

The Fund
--------------------------------------------------------------------------------

Goal/Approach                                                  INSIDE COVER

Main Risks                                                                1

Past Performance                                                          2

Expenses                                                                  3

Management                                                                4

Financial Highlights                                                      6

Your Investment
--------------------------------------------------------------------------------

Account Policies                                                          9

Distributions and Taxes                                                  12

Services for Fund Investors                                              13

Instructions for Regular Accounts                                        14

Instructions for IRAs                                                    15

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE FUND'S RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

GOAL/APPROACH


The fund seeks long-term capital growth. To pursue this goal, the fund ordinarily invests most of its assets in equity securities of foreign issuers which Dreyfus considers to be value companies, including those purchased in initial public offerings. Though not specifically limited, the fund ordinarily can be expected to invest in companies in at least three foreign countries, limit its investments in any single company to no more than 2% of its assets, and hold no more than twice the MSCI-EAFE((reg.tm)) index (a standard benchmark of international investing) weighting of any major economic sector.


The fund's investment approach is value oriented, research driven, and risk adverse. In selecting stocks, the portfolio manager identifies potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, the fund focuses on three key factors:

* VALUE, or how a stock is valued relative to its intrinsic worth based on traditional value measures

* BUSINESS HEALTH, or overall efficiency and profitability as measured by return on assets and return on equity

* BUSINESS MOMENTUM, or the presence of a catalyst (such as corporate restructuring, change in management or spin-off) that potentially will trigger a price increase near term to midterm

The fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the manager's expectations.

Concepts to understand

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). For international investing, "value" is determined relative to a company's home market. Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of your investment in the fund will go up and down, which means that you could lose money.

The fund's performance will be influenced by political, social and economic factors affecting companies in foreign countries. Special risks include exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, a lack of comprehensive company information, political instability and differing auditing and legal standards. Each of those risks could result in more volatility for the fund.

Emerging markets may be more volatile and less liquid than the markets of more mature economies, and the securities of emerging market issuers often are subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

The fund may invest a substantial portion of its assets in companies located in a particular country or geographic region. Less diversification among countries or regions generally results in greater risk and could cause the fund's performance to be more vulnerable to political, social and economic factors affecting a particular country or region.

Value stocks involve the risk that they may never reach what the manager believes is their full market value either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already underpriced. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the fund's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks, or a mix of growth and value stocks).

Investments in smaller and midsize companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than larger, more established companies.


The  fund  may purchase  securities of companies in initial public  offerings
(IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund's performance depends on a variety of factors, including the number of IPOs the fund invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the fund. As a fund's asset base increases, IPOs often have a diminished effect on such fund's performance.


Under adverse market conditions, the fund could invest some or all of its assets in money market securities. Although the fund would do this to avoid losses, it could have the effect of reducing the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objective.

Other potential risks

The fund, at times, may invest in derivatives, such as options and futures contracts. The fund also may invest in foreign currencies and engage in short-selling, which involves selling a security it does not own in anticipation that the security's price will go down. While used primarily to hedge the fund's portfolio and manage exposure to certain markets, such strategies can increase the fund's volatility and lower its return. Derivatives can be illiquid, and a small investment in certain derivatives could have a potentially large impact on the fund's performance.

At times, the fund may engage in short-term trading. This could increase the fund's transaction costs and taxable distributions and lower the fund's after-tax performance.

The Fund       1





PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the fund. The bar chart shows the changes in the fund's Class A performance from year to year. Sales loads are not reflected in the chart; if they were, the returns shown would have been lower. The table compares the fund's Class A, B, C and R average annual total return to that of the Morgan Stanley Capital International
(MSCI) Europe, Australasia, Far East (EAFE((reg.tm)))( )Index, a leading benchmark of international stock performance. Of course, past performance is no guarantee of future results. Since Class T shares have less than one calendar year of performance, past performance information for that class is not included in this section of the prospectus. Performance for each share class will vary from the performance of the fund's other share classes due to differences in charges and expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

CLASS A SHARES

                                                                27.29   -3.02
91      92      93      94      95      96      97      98      99      00

BEST QUARTER:                    Q4 '99                      +8.98%

WORST QUARTER:                   Q3 '00                      -6.61%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                              Inception date                              1 Year                             Since inception
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                          (3/31/98)                                -8.58%                                 4.16%

CLASS B                          (3/31/98)                                -7.38%                                 4.58%

CLASS C                          (3/31/98)                                -4.65%                                 5.62%

CLASS R                          (3/31/98)                                -2.74%                                 6.70%

MSCI EAFE
INDEX                                                                    -14.17%                                 4.88%


What this fund is -- and isn't

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

2




EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.

Fee table

                                                         CLASS A           CLASS B         CLASS C        CLASS R        CLASS T
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER TRANSACTION FEES (FEES PAID FROM YOUR ACCOUNT)

Maximum front-end sales charge on purchases

AS A % OF OFFERING PRICE                                   5.75               NONE           NONE           NONE           4.50

Maximum contingent deferred sales charge (CDSC)

AS A % OF PURCHASE OR SALE PRICE, WHICHEVER IS LESS        NONE*              4.00           1.00           NONE           NONE*
------------------------------------------------------------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES (EXPENSES PAID FROM FUND ASSETS)

% OF AVERAGE DAILY NET ASSETS

Management fees                                            1.00               1.00           1.00           1.00           1.00

Rule 12b-1 fee                                             NONE                .75            .75           NONE            .25

Shareholder services fee                                    .25                .25            .25           NONE            .25

Other expenses                                             1.91               1.89           1.92           1.91           2.02
------------------------------------------------------------------------------------------------------------------------------------

TOTAL ANNUAL FUND OPERATING EXPENSES                       3.16               3.89           3.92           2.91           3.52

Fee waiver and/or expense reimbursements                 (1.16)             (1.14)         (1.17)         (1.16)          (1.27)
------------------------------------------------------------------------------------------------------------------------------------

NET OPERATING EXPENSES**                                   2.00               2.75           2.75           1.75           2.25

* SHARES BOUGHT WITHOUT AN INITIAL SALES CHARGE AS PART OF AN
INVESTMENT OF $1 MILLION OR MORE MAY BE CHARGED A CDSC OF 1.00% IF
REDEEMED WITHIN ONE YEAR.

** THE DREYFUS CORPORATION HAS AGREED, UNTIL OCTOBER 31, 2001, TO WAIVE RECEIPT
OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE FUND SO THAT FUND EXPENSES
(EXCLUDING SHAREHOLDER SERVICES FEES, RULE 12B-1 FEES, TAXES, BROKERAGE
COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES, AND COMMITMENT FEES ON
BORROWINGS) DO NOT EXCEED 1.75%.

Expense example

                                               1 Year               3 Years             5 Years             10 Years
------------------------------------------------------------------------------------------------------------------------------------

CLASS A                                        $766                $1,391               $2,039              $3,767

CLASS B
WITH REDEMPTION                                $678                $1,382               $2,105              $3,740***

WITHOUT REDEMPTION                             $278                $1,082               $1,905              $3,740***

CLASS C
WITH REDEMPTION                                $378                $1,088               $1,916              $4,066
WITHOUT REDEMPTION                             $278                $1,088               $1,916              $4,066

CLASS R                                        $178                $791                 $1,431              $3,150

CLASS T                                        $668                $1,369               $2,091              $3,991


*** ASSUMES CONVERSION OF CLASS B TO CLASS A AT END OF THE SIXTH YEAR FOLLOWING THE DATE OF PURCHASE.

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. Because actual return and expenses will be different, the example is for comparison only. Net operating expenses are used in the one-year figures and the first year of the other figures.

Concepts to understand

MANAGEMENT FEE: the fee paid to Dreyfus for managing the fund's portfolio and assisting in all aspects of its operation.

RULE 12B-1 FEE: the fee paid to the fund's distributor to finance the sale and distribution of Class B, Class C and Class T shares. Because this fee is paid out of the fund's assets on an ongoing basis, over time it will increase the cost of your investment and may cost you more than paying other types of sales charges.

SHAREHOLDER SERVICES FEE: a fee paid to the fund's distributor for providing shareholder services.

OTHER EXPENSES: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund       3







MANAGEMENT


The investment adviser for the fund is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $164 billion in over 190 mutual fund portfolios. For the past fiscal year, no management fee was paid by the fund to Dreyfus. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $585 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.


The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions. This approach is designed to provide each fund with a distinct, stable identity.

The fund's primary portfolio manager is Sandor Cseh. He has managed the fund since its inception. Mr. Cseh has been a portfolio manager for The Boston Company Asset Management LLC (TBCAM), an affiliate of Dreyfus, since 1994. In May 1996, he became a dual employee of Dreyfus and TBCAM.

The fund, Dreyfus and Dreyfus Service Corporation (the fund's distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund. The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Its primary purpose is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

Related performance information

This section contains performance information derived from historical composite performance of all International Equity Private Accounts currently managed by Sandor Cseh and D. Kirk Henry, also a portfolio manager of the fund, at TBCAM and at prior investment advisory firms. This information can be useful to investors in deciding whether to purchase fund shares.

The performance information presented reflects the management of the Private Accounts by Messrs. Cseh and Henry for Cseh International and Provident Capital Management, Inc. for the periods from April 1, 1988 to September 30, 1990, and October 1, 1990 through May 31, 1994. At these firms, Messrs. Cseh and Henry were the only individuals responsible for managing the Private Accounts and for selecting securities for purchase and sale. While the Private Accounts have investment objectives, policies and strategies substantially similar to those of the fund, the performance of the Private Accounts should not be used as a substitute for the fund's own performance, nor be considered indicative of the future performance of the fund.

The Private Accounts are not registered under the Investment Company Act of 1940, so they are not subject to the same securities and tax law restrictions that the fund is subject to, and which, if they did apply, might otherwise adversely affect the performance of the Private Accounts. The performance results of the Private Accounts have been prepared in accordance with Performance Presentation Standards of the Association for Investment Management and Research adjusted to the current management fee schedule applicable to each Private Account. The performance results of the Private Accounts would have been lower had they been subject to the fees and expenses incurred by the fund.

This section also contains the fund's performance from its inception date through December 31, 2000.

4



Related performance information for private accounts

COMPOSITE PERFORMANCE COMPARISON (NET OF ACTUAL FEES) FOR INTERNATIONAL EQUITY
PRIVATE ACCOUNTS

ANNUAL RETURNS

                    1988      1989    1990     1991    1992     1993    1994     1995    1996     1997    1998     1999     2000
------------------------------------------------------------------------------------------------------------------------------------

International
Equity
Private Accounts  12.08%((+))  22.86%  -11.02%  14.52%  -5.29%  37.68%  3.35%   15.38%  11.45%   9.80%   10.93%   28.67%  -2.47%

Morgan Stanley
Capital International
(EAFE((reg.tm)))
Index((+)(+))     11.50%((+))  10.80%  -23.20%  12.50%  -11.85%  32.94%  8.06%  11.55%  6.36%    2.06%   20.33%   26.96%  -14.17%

------------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS (AS OF DECEMBER 31, 2000)

                                                                       1 Year           5 Years        10 Years
------------------------------------------------------------------------------------------------------------------------------------

International Equity Private Accounts                                  -2.47%           11.24%          11.74%

Morgan Stanley Capital International (EAFE((reg.tm))) Index            -14.17%           7.14%           8.25%

((+))  AGGREGATE RETURN FOR THE NINE MONTHS ENDED DECEMBER 31, 1988
(INCEPTION DATE OF APRIL 1, 1988).

((+)(+))  THE INDEX IS A LEADING UNMANAGED BENCHMARK FOR INTERNATIONAL STOCK MARKET
PERFORMANCE. IT IS AN AGGREGATE OF 20 COUNTRY INDEXES THAT COLLECTIVELY
REPRESENT THE MAJOR MARKETS OF THE WORLD. PERFORMANCE SHOWN INCLUDES
GROSS REINVESTED DIVIDENDS.



Average annual total returns for the fund

FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                             Since inception
                                              1 Year             (3/31/98)
--------------------------------------------------------------------------------

CLASS A (NAV)                                -3.02%                 6.41%
CLASS A (5.75% max. load)                    -8.58%                 4.16%

CLASS B (NAV)                                -3.83%                 5.58%
CLASS B (4.0% max. CDSC)                     -7.38%                 4.58%

CLASS C (NAV)                                -3.76%                 5.62%
CLASS C (1.0% max. CDSC)                     -4.65%                 5.62%

CLASS R (NAV)                                -2.74%                 6.70%

MORGAN STANLEY CAPITAL
INTERNATIONAL (EAFE((reg.tm))) INDEX*       -14.17%                 4.88%

* WITH GROSS DIVIDENDS REINVESTED.

  NO INFORMATION IS PROVIDED FOR CLASS T SHARES, WHICH HAD LESS THAN ONE CALENDAR YEAR OF PERFORMANCE AS OF THE DATE OF THIS PROSPECTUS.

The Fund       5



FINANCIAL HIGHLIGHTS

The following tables describe the performance of each share class for the fiscal periods indicated. "Total return" shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the annual report.

                                                                                               YEAR ENDED OCTOBER 31,

 CLASS A                                                                                  2000             1999         1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                      13.98           11.32          12.50

 Investment operations:  Investment income -- net                                          .03(2)          .03(2)           .05

                         Net realized and unrealized gain (loss) on investments            (.10)            2.75         (1.23)

 Total from investment operations                                                          (.07)            2.78         (1.18)

 Distributions:          Dividends from investment income - net                            (.04)           (.07)             --

                         Dividends from net realized gain on investments                   (.91)           (.05)             --

 Total distributions                                                                       (.95)           (.12)             --

 Net asset value, end of period                                                            12.96           13.98          11.32

 Total return (%)(3)                                                                       (.69)           24.75      (9.44)(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                2.00            2.00         1.19(4)

 Ratio of net investment income to average net assets (%)                                    .24             .22          .39(4)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                   1.16            1.31          .92(4)

 Portfolio turnover rate (%)                                                               42.16           41.73        17.71(4)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                     4,121           4,110          3,213

(1)  FROM MARCH 31, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998.          (2)    BASED ON AVERAGE SHARES OUTSTANDING
AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.          (4) NOT ANNUALIZED.

                                                                                                  YEAR ENDED OCTOBER 31,

 CLASS B                                                                                  2000             1999         1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                      13.86           11.27          12.50

 Investment operations:  Investment income (loss) -- net                                (.07)(2)        (.08)(2)          (.01)

                         Net realized and unrealized gain (loss) on investments            (.10)            2.74         (1.22)

 Total from investment operations                                                          (.17)            2.66         (1.23)

 Distributions:          Dividends from investment income - net                               --           (.02)             --

                         Dividends from net realized gain on investments                   (.91)           (.05)             --

 Total distributions                                                                       (.91)           (.07)             --

 Net asset value, end of period                                                            12.78           13.86          11.27

 Total return (%)(3)                                                                      (1.42)           23.70      (9.84)(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                2.75            2.75         1.64(4)

 Ratio of net investment income to average net assets (%)                                  (.52)           (.60)       (.07)(4)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                   1.14            1.27          .92(4)

 Portfolio turnover rate (%)                                                               42.16           41.73        17.71(4)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                       799             960            483

(1)  FROM MARCH 31, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998.          (2)    BASED ON AVERAGE SHARES OUTSTANDING
AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.          (4) NOT ANNUALIZED.

6





                                                                                                    YEAR ENDED OCTOBER 31,

 CLASS C                                                                                   2000            1999          1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                      13.87           11.27          12.50

 Investment operations:  Investment income (loss) -- net                                (.06)(2)        (.07)(2)          (.01)

                         Net realized and unrealized gain (loss) on investments            (.11)            2.74         (1.22)

 Total from investment operations                                                          (.17)            2.67         (1.23)

 Distributions:          Dividends from investment income - net                               --           (.02)             --

                         Dividends from net realized gain on investments                   (.91)           (.05)             --

 Total distributions                                                                       (.91)           (.07)             --

 Net asset value, end of period                                                            12.79           13.87          11.27

 Total return (%)(3)                                                                      (1.42)           23.77      (9.84)(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                2.75            2.75         1.64(4)

 Ratio of net investment income to average net assets (%)                                  (.47)           (.55)       (.06)(4)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                   1.17            1.31          .92(4)

 Portfolio turnover rate (%)                                                               42.16           41.73        17.71(4)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                       677             585            451

(1)  FROM MARCH 31, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998.
(2) BASED ON AVERAGE SHARES OUTSTANDING AT
EACH MONTH END.

(3) EXCLUSIVE OF SALES CHARGE.          (4) NOT ANNUALIZED.

                                                                                                  YEAR ENDED OCTOBER 31,

 CLASS R                                                                                   2000            1999          1998(1)
------------------------------------------------------------------------------------------------------------------------------------

PER-SHARE DATA ($)

 Net asset value, beginning of period                                                      14.01           11.33          12.50

 Investment operations:  Investment income -- net                                          .07(2)          .08(2)           .06

                         Net realized and unrealized gain (loss) on investments            (.10)            2.74         (1.23)

 Total from investment operations                                                          (.03)            2.82         (1.17)

 Distributions:          Dividends from investment income - net                            (.07)           (.09)             --

                         Dividends from net realized gain on investments                   (.91)           (.05)             --

 Total distributions                                                                       (.98)           (.14)             --

 Net asset value, end of period                                                            13.00           14.01          11.33

 Total return (%)                                                                          (.39)           25.12      (9.36)(3)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                1.75            1.75         1.04(3)

 Ratio of net investment income to average net assets (%)                                    .48             .62          .53(3)

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                   1.16            1.32          .92(3)

 Portfolio turnover rate (%)                                                               42.16           41.73        17.71(3)
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                     1,147           1,116            453

(1)  FROM MARCH 31, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH OCTOBER 31, 1998.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  NOT ANNUALIZED.

The Fund      7




FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                               PERIOD ENDED OCTOBER 31,

CLASS T                                                                                                 2000(1)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                                                      13.06

 Investment operations:  Investment income (loss) -- net                                                   .05(2)

                         Net realized and unrealized gain (loss) on investments                            (.20)

 Total from investment operations                                                                          (.15)

 Net asset value, end of period                                                                            12.91

 Total return (%)(3)                                                                                   (1.15)(4)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                                              1.51(4)

Ratio of net investment income to average net assets (%)                                                  .35(4)

Decrease reflected in above expense ratios due to actions by Dreyfus (%)                                  .85(4)

Portfolio turnover rate (%)                                                                             42.16
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                                       1

(1)  FROM MARCH 1, 2000 (COMMENCEMENT OF INITIAL OFFERING) THROUGH OCTOBER 31,
2000.

(2)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(3)  EXCLUSIVE OF SALES CHARGE.

(4)  NOT ANNUALIZED.

8


Your Investment

ACCOUNT POLICIES

THE DREYFUS PREMIER FUNDS are designed primarily for people who are investing through a third party, such as a bank, broker-dealer or financial adviser, or in a 401(k) or other retirement plan. Third parties with whom you open a fund account may impose policies, limitations and fees which are different from those described here.

YOU WILL NEED TO CHOOSE A SHARE CLASS before making your initial investment. In making your choice, you should weigh the impact of all potential costs over the length of your investment, including sales charges and annual fees. For example, in some cases, it can be more economical to pay an initial sales charge than to choose a class with no initial sales charge but higher annual fees and a contingent deferred sales charge (CDSC).

* CLASS A shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and/or have a longer-term investment horizon

* CLASS B shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a longer-term investment horizon

* CLASS C shares may be appropriate for investors who wish to avoid a front-end sales charge, put 100% of their investment dollars to work immediately and/or have a shorter-term investment horizon

* CLASS R shares are designed for eligible institu-tions on behalf of their clients (individuals may not purchase these shares directly)

* CLASS T shares may be appropriate for investors who prefer to pay the fund's sales charge up front rather than upon the sale of their shares, want to take advantage of the reduced sales charges available on larger investments and have a shorter-term investment horizon. Because Class A has lower expenses than Class T, if you invest $1 million or more in the fund you should consider buying Class A shares.

Your financial representative can help you choose the share class that is appropriate for you.

Reduced Class A and Class T sales charge

LETTER OF INTENT: lets you purchase Class A and Class T shares over a 13-month period at the same sales charge as if all shares had been purchased at once.

RIGHT OF ACCUMULATION: lets you add the value of any shares you own in this fund, any other Dreyfus Premier fund, or any fund advised by Founders Asset Management LLC (Founders), an affiliate of Dreyfus, sold with a sales load, to the amount of your next Class A or Class T investment for purposes of calculating the sales charge.

CONSULT THE STATEMENT OF ADDITIONAL INFORMATION (SAI) OR YOUR FINANCIAL REPRESENTATIVE FOR MORE DETAILS.

Your Investment       9




ACCOUNT POLICIES (CONTINUED)

Share class charges

EACH SHARE CLASS has its own fee structure. In some cases, you may not have to pay a sales charge to buy or sell shares. Consult your financial representative or the SAI to see if this may apply to you.
--------------------------------------------------------------------------------

Sales charges

CLASS A AND CLASS T -- CHARGED WHEN YOU BUY SHARES

                                                     Sales charge                             Sales charge
                                                     deducted as a %                          as a % of your
Your investment                                      of offering price                        net investment
------------------------------------------------------------------------------------------------------------------------------------
                                                     Class                Class                Class                Class
                                                     A                    T                    A                    T
------------------------------------------------------------------------------------------------------------------------------------

Up to $49,999                                        5.75%                4.50%                6.10%                4.70%

$50,000 -- $99,999                                   4.50%                4.00%                4.70%                4.20%

$100,000 -- $249,999                                 3.50%                3.00%                3.60%                3.10%

$250,000 -- $499,999                                 2.50%                2.00%                2.60%                2.00%

$500,000 -- $999,999                                 2.00%                1.50%                2.00%                1.50%

$1 million or more*                                  0.00%                0.00%                0.00%                0.00%

* A 1.00% CDSC may be charged on any shares sold within one year of purchase (except shares bought through dividend reinvestment).

Class T shares also carry an annual Rule 12b-1 fee of 0.25% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS B -- CHARGED WHEN YOU SELL SHARES

                                 CDSC as a % of your initial
Years since purchase             investment or your redemption
was made                         (whichever is less)
--------------------------------------------------------------------------------

Up to 2 years                    4.00%

2 -- 4 years                     3.00%

4 -- 5 years                     2.00%

5 -- 6 years                     1.00%

More than 6 years                Shares will automatically
                                 convert to Class A

Class B shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS C -- CHARGED WHEN YOU SELL SHARES

A 1.00% CDSC is imposed on redemptions made within the first year of purchase. Class C shares also carry an annual Rule 12b-1 fee of 0.75% of the class's average daily net assets.
--------------------------------------------------------------------------------

CLASS R -- NO SALES LOAD OR RULE 12B-1 FEES

Buying shares

THE NET ASSET VALUE (NAV) of each class is generally calculated as of the close of trading on the New York Stock Exchange (NYSE) (usually 4:00 p.m. Eastern time) every day the exchange is open. Your order will be priced at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. The fund's investments are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the fund's board.

ORDERS TO BUY AND SELL SHARES received by dealers by the close of trading on the NYSE and transmitted to the distributor or its designee by the close of its business day (normally 5:15 p.m. Eastern time) will be based on the NAV determined as of the close of trading on the NYSE that day.
--------------------------------------------------------------------------------

Minimum investments

                                   Initial            Additional
--------------------------------------------------------------------------------

REGULAR ACCOUNTS                   $1,000             $100; $500 FOR
                                                      DREYFUS TELETRANSFER
                                                      INVESTMENTS

TRADITIONAL IRAS                   $750               NO MINIMUM

SPOUSAL IRAS                       $750               NO MINIMUM

ROTH IRAS                          $750               NO MINIMUM

EDUCATION IRAS                     $500               NO MINIMUM
                                                      AFTER THE FIRST YEAR

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Concepts to understand

NET ASSET VALUE (NAV): the market value of one share, computed by dividing the total net assets of a fund or class by its shares outstanding. The fund's Class A and Class T shares are offered to the public at NAV plus a sales charge. Classes B, C and R are offered at NAV, but Classes B and C generally are subject to higher annual operating expenses and a CDSC.

10





Selling shares

YOU MAY (REDEEM) SELL SHARES AT ANY TIME through your financial representative, or you can contact the fund directly. Your shares will be sold at the next NAV calculated after your order is accepted by the fund's transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

TO KEEP YOUR CDSC AS LOW AS POSSIBLE, each time you request to sell shares we will first sell shares that are not subject to a CDSC, and then those subject to the lowest charge. The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. There are certain instances when you may qualify to have the CDSC waived. Consult your financial representative or the SAI for details.

BEFORE SELLING SHARES RECENTLY PURCHASED by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

* if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares

* the fund will not process wire, telephone or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares

General policies

UNLESS YOU DECLINE TELEPHONE PRIVILEGES on your application, you may be responsible for any fraudulent telephone order as long as Dreyfus takes reasonable measures to verify the order.

THE FUND RESERVES THE RIGHT TO:

* refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund's view, is likely to engage in excessive trading (usually defined as more than four exchanges out of the fund within a calendar year)

* refuse any purchase or exchange request in excess of 1% of the fund's total assets

* change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions

*   change its minimum investment amounts

* delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)

The fund also reserves the right to make a "redemption in kind" -- payment in portfolio securities rather than cash -- if the amount you are redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the fund's assets).

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

* amounts of $10,000 or more on accounts whose address has been changed within the last 30 days

*  requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A SIGNATURE GUARANTEE helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; accounts participating in automatic investment programs; accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 30 days, the fund may close your account and send you the proceeds.

Your Investment       11



DISTRIBUTIONS AND TAXES

THE FUND GENERALLY PAYS ITS SHAREHOLDERS dividends from its net investment income and distributes any net capital gains it has realized once a year. Each share class will generate a different dividend because each has different expenses. Your distributions will be reinvested in the fund unless you instruct the fund otherwise. There are no fees or sales charges on reinvestments.

FUND DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE in the year received to most investors (unless your investment is in an IRA or other tax-advantaged account). The tax status of any distribution is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash. In general, distributions are federally taxable as follows:
--------------------------------------------------------------------------------

Taxability of distributions

Type of                       Tax rate for          Tax rate for

distribution                  15% bracket           28% bracket or above
--------------------------------------------------------------------------------

INCOME                        ORDINARY              ORDINARY
DIVIDENDS                     INCOME RATE           INCOME RATE

SHORT-TERM                    ORDINARY              ORDINARY
CAPITAL GAINS                 INCOME RATE           INCOME RATE

LONG-TERM
CAPITAL GAINS                 8%/10%                18%/20%


Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on transactions

Except for tax-advantaged accounts, any sale or exchange of fund shares may generate a tax liability. Of course, withdrawals or distributions from tax deferred accounts are taxable when received.

The table at left also can provide a guide for potential tax liability when selling or exchanging fund shares. "Short-term capital gains" applies to fund shares sold or exchanged up to 12 months after buying them. "Long-term capital gains" applies to shares sold or exchanged after 12 months; the lower rate shown applies to shares held for more than five years and, for the 28% tax rate bracket and above, purchased after December 31, 2000.

12





SERVICES FOR FUND INVESTORS

THE THIRD PARTY THROUGH WHOM YOU PURCHASED fund shares may impose different restrictions on these services and privileges offered by the fund, or may not make them available at all. Consult your financial representative for more information on the availability of these services and privileges.

Automatic services

BUYING OR SELLING SHARES AUTOMATICALLY is easy with the services described below. With each service, you select a schedule and amount, subject to certain restrictions. You can set up most of these services with your application, or by calling your financial representative or 1-800-554-4611.
--------------------------------------------------------------------------------

For investing

DREYFUS AUTOMATIC               For making automatic investments
ASSET BUILDER((reg.tm))         from a designated bank account.

DREYFUS PAYROLL                 For making automatic investments
SAVINGS PLAN                    through a payroll deduction.

DREYFUS GOVERNMENT              For making automatic investments
DIRECT DEPOSIT                  from your federal employment,
PRIVILEGE                       Social Security or other regular
                                federal government check.

DREYFUS DIVIDEND                For automatically reinvesting the
SWEEP                           dividends and distributions from
                                the fund into another Dreyfus fund
                                or certain Founders-advised funds
                                (not available for IRAs).
--------------------------------------------------------------------------------

For exchanging shares

DREYFUS AUTO-                   For making regular exchanges
EXCHANGE PRIVILEGE              from the fund into another
                                Dreyfus fund or certain
                                Founders-advised funds.
--------------------------------------------------------------------------------

For selling shares

DREYFUS AUTOMATIC               For making regular withdrawals
WITHDRAWAL PLAN                 from most Dreyfus funds. There will  be no CDSC
                                on Class B shares, as long as the amount of any withdrawal does not exceed an annual rate of 12% of the greater of the account value at the time of the first withdrawal under the plan, or at the time of the subsequent withdrawal.

Exchange privilege

YOU CAN EXCHANGE SHARES WORTH $500 OR MORE (no minimum for retirement accounts) from one class of the fund into the same class of another Dreyfus Premier fund or Founders-advised fund. You can also exchange Class T shares into Class A shares of certain Dreyfus Premier fixed-income funds. You can request your exchange by contacting your financial representative. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will generally have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has a higher one.

Dreyfus TeleTransfer privilege

TO MOVE MONEY BETWEEN YOUR BANK ACCOUNT and your Dreyfus fund account with a phone call, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application, or contact your financial representative.

Reinvestment privilege

UPON WRITTEN REQUEST, YOU CAN REINVEST up to the number of Class A, B or T shares you redeemed within 45 days of selling them at the current share price without any sales charge. If you paid a CDSC, it will be credited back to your account. This privilege may be used only once.

Account statements

EVERY FUND INVESTOR automatically receives regular account statements. You will also be sent a yearly statement detailing the tax characteristics of any dividends and distributions you have received.

Your Investment       13






INSTRUCTIONS FOR REGULAR ACCOUNTS

   TO OPEN AN ACCOUNT

            In Writing

   Complete the application.


   Mail your application and a check to:
   Name of Fund
   P.O. Box 9268, Boston, MA 02205-8502
   Attn: Institutional Processing



TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check.


Mail the slip and the check to:
Name of Fund
P.O. Box 9268, Boston, MA 02205-8502
Attn: Institutional Processing



           By Telephone

   WIRE  Have your bank send your
investment to The Bank of New York, with these instructions:

   * ABA# 021000018

   * DDA# 8900337214

   * the fund name

   * the share class

   * your Social Security or tax ID number

   * name(s) of investor(s)

   * dealer number if applicable

   Call us to obtain an account number. Return your application with the account number on the application.

WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900337214

* the fund name

* the share class

* your account number

* name(s) of investor(s)

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

DREYFUS TELETRANSFER Request Dreyfus TeleTransfer on your application. Call us to request your transaction.

           Automatically

   WITH AN INITIAL INVESTMENT  Indicate
on your application which automatic service(s) you want. Return your application with your investment.

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials.

TO SELL SHARES

Write a letter of instruction that includes:

* your name(s) and signature(s)

* your account number

* the fund name

* the dollar amount you want to sell

* how and where to send the proceeds

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Family of Funds
P.O. Box 9268, Boston, MA 02205-8502
Attn: Institutional Processing


WIRE Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be wired to your bank.

DREYFUS TELETRANSFER Call us or your financial representative to request your transaction. Be sure the fund has your bank account information on file. Proceeds will be sent to your bank by electronic check.

CHECK Call us or your financial representative to request your transaction. A check will be sent to the address of record.

AUTOMATIC WITHDRAWAL PLAN Call us or your financial representative to request a form to add the plan. Complete the form, specifying the amount and frequency of withdrawals you would like.

Be sure to maintain an account balance of $5,000 or more.

To open an account, make subsequent investments or to sell shares, please contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS FAMILY OF FUNDS.

Concepts to understand

WIRE TRANSFER: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

ELECTRONIC CHECK: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

14


INSTRUCTIONS FOR IRAS

   TO OPEN AN ACCOUNT

            In Writing

   Complete an IRA application, making sure to specify the fund name and to indicate the year the contribution is for.


   Mail your application and a check to:
   The Dreyfus Trust Company, Custodian
   P.O. Box 9552, Boston, MA 02205-8568
   Attn: Institutional Processing


TO ADD TO AN ACCOUNT

Fill out an investment slip, and write your account number on your check. Indicate the year the contribution is for.


Mail the slip and the check to:
The Dreyfus Trust Company, Custodian
P.O. Box 9552, Boston, MA 02205-8568
Attn: Institutional Processing


           By Telephone


WIRE Have your bank send your investment to The Bank of New York, with these instructions:

* ABA# 021000018

* DDA# 8900337214

* the fund name

* the share class * your account number

* name of investor

* the contribution year

* dealer number if applicable

ELECTRONIC CHECK  Same as wire, but insert "1111" before your account number.

            Automatically

ALL SERVICES Call us or your financial representative to request a form to add any automatic investing service (see "Services for Fund Investors"). Complete and return the form along with any other required materials. All contributions will count as current year.

TO SELL SHARES

Write a letter of instruction that includes:

* your name and signature

* your account number and fund name

* the dollar amount you want to sell

* how and where to send the proceeds

* whether the distribution is qualified or premature

* whether the 10% TEFRA should be withheld

Obtain a signature guarantee or other documentation, if required (see "Account Policies -- Selling Shares").


Mail your request to:
The Dreyfus Trust Company
P.O. Box 9552, Boston, MA 02205-8568
Attn: Institutional Processing



SYSTEMATIC WITHDRAWAL PLAN Call us to request instructions to establish the plan.

For information and assistance, contact your financial representative or call toll free in the U.S. 1-800-554-4611. Make checks payable to: THE DREYFUS TRUST COMPANY, CUSTODIAN.

Your Investment       15









NOTES

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[Application page 2]
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NOTES

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NOTES

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NOTES

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For More Information

Dreyfus Premier International Value Fund

A series of Dreyfus Premier Value Equity Funds
---------------------------------------

SEC file number:  811-4688

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund's performance, lists portfolio holdings and contains a letter from the fund's manager discussing recent market conditions, economic trends and fund strategies that significantly affected the fund's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call your financial representative or 1-800-554-4611

BY MAIL Write to: The Dreyfus Premier Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from: http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2001 Dreyfus Service Corporation                                  173P0801